Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Finance lease cost

Finance lease cost
Amortization of right of use asset	$112,666
Interest on lease liabilities	66,481
Total lease cost	$179,147

Schedule of financing lease liability

2022	$240,975
2023	963,901
2024	963,901
2025	553,780
2026	432,443
Total undiscounted lease payments	3,155,000
Less: Imputed interest	962,598
Present value of lease payments	2,192,401
Add: carrying value of lease obligation at end of lease term	1,753,000
Present value of lease payments	2,192,401
Total finance lease obligations	3,945,401
Less: Unamortized financing fees	70,041
Total lease obligations, net	$3,875,360

Finance lease liabilities, current	$652,440
Finance lease liabilities, long-term	$3,222,920

Weighted-average remaining lease term	3.47
Weighted-average discount rate	9.93%

Schedule of lessee operating lease liability

2022	$91,560
2023	370,902
2024	304,892
2025	16,135
Total undiscounted lease payments	783,489
Less: Imputed interest	80,854
Present value of lease payments	$702,635

Operating lease liabilities, current	$364,103
Operating lease liabilities, long-term	$338,531

Weighted-average remaining lease term	2.11
Weighted-average discount rate	7.00%